Note 6 - Short Term Notes Payable (Narrative) (Q2) (Details) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Notes Payable [Abstract]
Conversion of short term notes and convertible notes payable	$ 90,745	$ 263,984	$ 180,000	$ 266,667	$ 354,729	$ 0
Short term notes converted in to shares					2,579,789
Common stock, par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001